Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Ibotta, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2426358
Entity Address, Address Line One	1400 16th Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	593-1633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	IBTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001538379
Amendment Flag	false
Entity File Number	001-42018